UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 41.7%				$86,184,160

(Cost $84,549,662)

U.S. Government 11.5%				23,852,145

U.S. Treasury
Bond	3.125	11/15/41	3,775,000	3,796,823
Bond	4.375	05/15/40	185,000	232,175
Note	0.875	12/31/16	1,890,000	1,893,544
Note	0.875	01/31/17	260,000	260,264
Note	1.000	08/31/16	7,470,000	7,547,789
Note	1.250	01/31/19	745,000	738,773
Note	1.750	05/31/16	2,000,000	2,087,500
Note	2.000	02/15/22	6,635,000	6,646,406
U.S. Treasury Strips, PO	2.829	11/15/30	1,155,000	648,871

U.S. Government Agency 30.2%				62,332,015

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000	08/01/40	895,207	939,118
30 Yr Pass Thru	5.000	03/01/41	1,648,180	1,820,294
30 Yr Pass Thru	5.000	04/01/41	1,948,650	2,099,163
30 Yr Pass Thru	6.500	06/01/37	29,418	32,808
30 Yr Pass Thru	6.500	10/01/37	62,810	69,970
30 Yr Pass Thru	6.500	11/01/37	134,357	149,673
30 Yr Pass Thru	6.500	12/01/37	57,440	63,988
30 Yr Pass Thru	6.500	02/01/38	22,703	25,291
30 Yr Pass Thru	6.500	04/01/39	935,612	1,042,266
30 Yr Pass Thru	6.500	04/01/39	1,081,903	1,205,233
Federal National Mortgage Association
15 Yr Pass Thru	3.000	TBA	635,000	659,019
30 Yr Pass Thru	4.000	10/01/40	3,529,665	3,743,196
30 Yr Pass Thru	4.000	09/01/41	7,853,181	8,372,442
30 Yr Pass Thru	4.000	09/01/41	1,968,053	2,087,112
30 Yr Pass Thru	4.000	09/01/41	2,618,285	2,769,317
30 Yr Pass Thru	4.000	10/01/41	119,748	126,992
30 Yr Pass Thru	4.000	11/01/41	121,301	127,938
30 Yr Pass Thru	4.000	12/01/41	996,724	1,055,308
30 Yr Pass Thru	4.500	06/01/41	3,704,764	3,975,918
30 Yr Pass Thru	4.500	07/01/41	1,630,534	1,749,874
30 Yr Pass Thru	5.000	11/01/33	942,817	1,018,328
30 Yr Pass Thru	5.000	09/01/40	2,557,894	2,760,760
30 Yr Pass Thru	5.000	02/01/41	1,435,848	1,550,173
30 Yr Pass Thru	5.000	03/01/41	2,958,876	3,194,468
30 Yr Pass Thru	5.000	04/01/41	595,195	658,024
30 Yr Pass Thru	5.000	05/01/41	3,579,711	3,865,854
30 Yr Pass Thru	5.500	09/01/34	2,029,747	2,217,244
30 Yr Pass Thru	5.500	02/01/36	2,549,129	2,780,620
30 Yr Pass Thru (P)	5.850	03/01/14	817	865
30 Yr Pass Thru (P)	5.850	06/01/14	4,873	5,160
30 Yr Pass Thru	6.000	02/01/37	1,311,062	1,445,107
30 Yr Pass Thru	6.000	05/01/37	1,389,557	1,530,759
30 Yr Pass Thru	6.000	06/01/40	1,234,198	1,356,142
30 Yr Pass Thru	6.500	09/01/37	413,001	463,420
30 Yr Pass Thru	6.500	01/01/39	2,501,734	2,806,753
30 Yr Pass Thru	6.500	03/01/39	111,174	124,867
30 Yr Pass Thru	6.500	06/01/39	718,805	806,669

1

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	2,586	$2,661
30 Yr Pass Thru	4.500	02/15/39	1,476,335	1,610,052
30 Yr Pass Thru	4.500	03/15/39	836,506	912,271
30 Yr Pass Thru	4.500	03/15/39	1,014,968	1,106,898

Corporate Bonds 35.4%				$73,135,104

(Cost $68,816,546)

Consumer Discretionary 3.3%				6,808,593

Auto Components 0.1%
BorgWarner, Inc.	5.750	11/01/16	230,000	259,928

Automobiles 0.3%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	189,096
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	270,000	289,933
Kia Motors Corp. (S)	3.625	06/14/16	195,000	197,329

Hotels, Restaurants & Leisure 0.2%
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	307,327

Internet & Catalog Retail 0.2%
Expedia, Inc.	5.950	08/15/20	385,000	393,149

Media 2.0%
CBS Corp.	7.875	07/30/30	560,000	744,456
DIRECTV Holdings LLC	6.350	03/15/40	165,000	194,335
Grupo Televisa SAB	6.625	01/15/40	205,000	241,114
NBC Universal Media LLC	3.650	04/30/15	800,000	858,188
News America, Inc.	6.150	03/01/37	110,000	126,640
News America, Inc.	6.150	02/15/41	365,000	433,569
News America, Inc.	6.400	12/15/35	95,000	110,805
News America, Inc.	9.500	07/15/24	600,000	809,180
Time Warner Cable, Inc.	6.750	07/01/18	330,000	405,633
UBM PLC (S)	5.750	11/03/20	180,000	177,801

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	5.125	01/15/42	85,000	86,687
Macy's Retail Holdings, Inc.	7.875	08/15/36	359,000	401,602

Specialty Retail 0.3%
Best Buy Company, Inc.	6.750	07/15/13	550,000	581,821

Consumer Staples 0.9%				1,829,308

Beverages 0.1%
Pernod-Ricard SA (S)	2.950	01/15/17	220,000	224,379

Food & Staples Retailing 0.3%
Safeway, Inc.	3.400	12/01/16	590,000	614,329

Food Products 0.4%
Bunge Ltd. Finance Corp.	4.100	03/15/16	220,000	229,268
Bunge Ltd. Finance Corp.	8.500	06/15/19	285,000	352,437
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	195,000	200,945

Tobacco 0.1%
Lorillard Tobacco Company	6.875	05/01/20	175,000	207,950

2

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy 3.7%				7,637,918

Energy Equipment & Services 0.1%
Weatherford International, Inc.	6.800	06/15/37	85,000	$99,530

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	375,000	486,412

Oil, Gas & Consumable Fuels 3.4%
Anadarko Petroleum Corp.	5.750	06/15/14	502,000	546,738
Energy Transfer Partners LP	5.200	02/01/22	110,000	118,374
Energy Transfer Partners LP	5.950	02/01/15	370,000	405,354
Energy Transfer Partners LP	9.700	03/15/19	315,000	404,387
Enterprise Products Operating LLC	6.500	01/31/19	475,000	563,904
Enterprise Products Operating LLC	6.650	04/15/18	565,000	676,833
Kerr-McGee Corp.	6.950	07/01/24	545,000	671,891
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	142,223
Marathon Petroleum Corp.	6.500	03/01/41	320,000	361,011
NuStar Logistics LP	7.650	04/15/18	305,000	358,448
ONEOK Partners LP	6.150	10/01/16	295,000	338,877
Petrohawk Energy Corp.	6.250	06/01/19	470,000	531,100
Petroleos Mexicanos (S)	4.875	01/24/22	225,000	235,575
Spectra Energy Capital LLC	5.668	08/15/14	230,000	249,274
Spectra Energy Capital LLC	6.200	04/15/18	285,000	330,870
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	445,000	456,740
Williams Partners LP	7.250	02/01/17	545,000	660,377

Financials 17.2%				35,514,165

Capital Markets 2.5%
Credit Suisse AG (3 month LIBOR + 0.690% to 05/15/2017,
then 3 month LIBOR + 1.690%) (Q)	1.193	05/15/17	580,000	388,774
Credit Suisse New York	4.375	08/05/20	390,000	396,418
Credit Suisse New York	5.400	01/14/20	180,000	180,776
Credit Suisse New York	6.000	02/15/18	105,000	110,603
Jefferies Group, Inc.	6.875	04/15/21	530,000	522,050
Jefferies Group, Inc.	8.500	07/15/19	105,000	112,875
Macquarie Bank, Ltd. (S)	6.625	04/07/21	305,000	300,772
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	221,104
Morgan Stanley	5.500	07/28/21	395,000	391,239
Morgan Stanley	5.750	01/25/21	85,000	84,232
Morgan Stanley	7.300	05/13/19	315,000	339,905
TD Ameritrade Holding Corp.	4.150	12/01/14	400,000	425,212
The Goldman Sachs Group, Inc.	3.625	02/07/16	165,000	165,614
The Goldman Sachs Group, Inc.	3.700	08/01/15	235,000	239,687
The Goldman Sachs Group, Inc.	6.150	04/01/18	520,000	563,633
The Goldman Sachs Group, Inc.	6.750	10/01/37	805,000	805,431

Commercial Banks 3.5%
Abbey National Treasury Services PLC	4.000	04/27/16	430,000	422,698
Banco de Credito del Peru (S)	4.750	03/16/16	205,000	209,100
Barclays Bank PLC	5.140	10/14/20	205,000	197,114
Barclays Bank PLC	5.200	07/10/14	650,000	690,189
Barclays Bank PLC (S)	6.050	12/04/17	175,000	178,187
Barclays Bank PLC (S)	10.179	06/12/21	210,000	243,321
BBVA Bancomer SA (S)	6.500	03/10/21	435,000	443,700
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	157,000	161,347

3

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

First Horizon National Corp.	5.375	12/15/15	515,000	$539,604
First Tennessee Bank NA	5.050	01/15/15	330,000	337,757
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	303,303
Lloyds TSB Bank PLC	6.375	01/21/21	470,000	510,892
Regions Financial Corp. (P)	0.744	06/26/12	170,000	169,859
Regions Financial Corp.	7.750	11/10/14	290,000	309,633
Santander Holdings USA, Inc.	4.625	04/19/16	70,000	69,358
SunTrust Banks, Inc.	3.500	01/20/17	575,000	588,670
The Royal Bank of Scotland PLC	4.875	03/16/15	200,000	207,618
Wachovia Bank NA	5.850	02/01/37	235,000	258,101
Wachovia Bank NA	6.600	01/15/38	445,000	540,627
Wachovia Corp.	5.250	08/01/14	500,000	539,797
Wachovia Corp.	5.750	06/15/17	280,000	325,443

Consumer Finance 1.0%
American Express Company	7.000	03/19/18	250,000	307,930
Capital One Financial Corp.	6.150	09/01/16	415,000	444,604
Capital One Financial Corp.	6.250	11/15/13	520,000	556,161
Discover Bank	7.000	04/15/20	280,000	317,325
Discover Financial Services	10.250	07/15/19	375,000	478,160

Diversified Financial Services 4.4%
Bank of America Corp.	5.700	01/24/22	335,000	354,947
Bank of America Corp.	6.500	08/01/16	200,000	216,212
Bank of America NA	5.300	03/15/17	95,000	96,581
Bank of America NA	6.000	10/15/36	250,000	241,115
Citigroup, Inc.	5.850	12/11/34	340,000	353,733
Citigroup, Inc.	6.125	11/21/17	610,000	683,419
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	220,000	226,509
General Electric Capital Corp. (P)	0.983	08/15/36	360,000	267,756
General Electric Capital Corp.	4.375	09/16/20	220,000	234,574
General Electric Capital Corp.	5.300	02/11/21	335,000	368,993
General Electric Capital Corp.	5.625	05/01/18	510,000	588,849
General Electric Capital Corp.	5.875	01/14/38	250,000	278,994
General Electric Capital Corp.	6.000	08/07/19	245,000	285,752
JPMorgan Chase & Company	3.450	03/01/16	110,000	114,275
JPMorgan Chase & Company	3.700	01/20/15	83,000	88,123
JPMorgan Chase & Company	5.600	07/15/41	510,000	565,662
JPMorgan Chase & Company	6.000	01/15/18	710,000	822,762
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	424,273
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	555,143
Merrill Lynch & Company, Inc.	7.750	05/14/38	410,000	442,720
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,144,464
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	525,897
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%) (Q)(S)	1.719	01/15/12	300,000	231,000

Insurance 3.2%
Aflac, Inc.	6.900	12/17/39	145,000	175,020
Aflac, Inc.	8.500	05/15/19	285,000	370,882
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	280,000	224,000
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	300,000	308,813

4

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

CNA Financial Corp.	5.850	12/15/14	355,000	$379,687
CNA Financial Corp.	6.500	08/15/16	165,000	185,120
CNA Financial Corp.	7.250	11/15/23	420,000	476,469
Hartford Financial Services Group, Inc.	6.300	03/15/18	280,000	302,483
Hartford Financial Services Group, Inc.	6.625	03/30/40	155,000	155,581
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	345,000	344,191
Liberty Mutual Group, Inc. (S)	5.750	03/15/14	375,000	394,752
Lincoln National Corp.	8.750	07/01/19	220,000	280,424
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	340,000	311,950
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	585,000	762,999
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	102,464
Unum Group	7.125	09/30/16	275,000	314,602
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	418,579
W.R. Berkley Corp.	5.600	05/15/15	230,000	242,414
Willis Group Holdings PLC	5.750	03/15/21	410,000	447,006
Willis North America, Inc.	7.000	09/29/19	305,000	348,590

Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, Inc.	4.600	04/01/22	155,000	156,818
BioMed Realty LP	6.125	04/15/20	80,000	89,782
Boston Properties LP	3.700	11/15/18	150,000	157,044
Brandywine Operating Partnership LP	7.500	05/15/15	220,000	240,660
CommonWealth	6.650	01/15/18	330,000	355,227
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	531,184
HCP, Inc.	6.300	09/15/16	215,000	242,092
Health Care, Inc.	4.950	01/15/21	260,000	271,920
Health Care, Inc.	6.125	04/15/20	420,000	466,501
Health Care, Inc.	6.200	06/01/16	245,000	270,407
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	380,822
Mack-Cali Realty LP	7.750	08/15/19	230,000	280,397
ProLogis LP	4.500	08/15/17	45,000	46,263
ProLogis LP	6.250	03/15/17	385,000	425,534
ProLogis LP	7.625	08/15/14	200,000	218,523
Ventas Realty LP	4.750	06/01/21	435,000	448,061
Vornado Realty LP	4.250	04/01/15	440,000	459,732
WEA Finance LLC (S)	6.750	09/02/19	185,000	216,596

Health Care 0.4%				815,935

Health Care Providers & Services 0.2%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	457,899

Pharmaceuticals 0.2%
Hospira, Inc.	6.050	03/30/17	320,000	358,036

Industrials 2.1%				4,402,611

Aerospace & Defense 0.3%
Embraer Overseas, Ltd.	6.375	01/15/20	340,000	377,400
Textron, Inc.	5.600	12/01/17	340,000	365,426

Airlines 1.2%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	243,694	259,534
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	116,625	122,457
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	117,777	126,316
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	306,727	335,867
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	102,978	107,612

5

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	373,796	$409,612
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	143,885	155,756
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	270,000	286,200
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	336,262	342,584
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	251,937	259,495

Building Products 0.3%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	312,788
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	310,650

Commercial Services & Supplies 0.2%
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	246,400
Waste Management, Inc.	2.600	09/01/16	165,000	169,789

Industrial Conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	210,000	214,725

Information Technology 0.4%				709,038

Computers & Peripherals 0.1%
Hewlett-Packard Company	4.375	09/15/21	225,000	237,266

IT Services 0.3%
Fiserv, Inc.	6.800	11/20/17	400,000	471,772

Materials 2.7%				5,564,483

Chemicals 0.7%
Braskem America Finance Company (S)	7.125	07/22/41	200,000	199,000
Braskem Finance, Ltd. (S)	7.000	05/07/20	655,000	723,775
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	232,974
The Dow Chemical Company	2.500	02/15/16	335,000	344,896

Metals & Mining 1.2%
Alcoa, Inc.	5.400	04/15/21	495,000	515,164
Allegheny Technologies, Inc.	5.950	01/15/21	90,000	99,576
Allegheny Technologies, Inc.	9.375	06/01/19	185,000	238,435
ArcelorMittal	6.750	03/01/41	315,000	305,846
ArcelorMittal	9.850	06/01/19	240,000	291,040
Cliffs Natural Resources, Inc.	6.250	10/01/40	175,000	189,923
Gerdau Trade, Inc. (S)	5.750	01/30/21	240,000	248,400
Teck Resources, Ltd.	6.250	07/15/41	115,000	132,017
Teck Resources, Ltd.	10.750	05/15/19	151,000	187,240
Vale Overseas, Ltd.	6.875	11/10/39	245,000	301,288

Paper & Forest Products 0.8%
Georgia-Pacific LLC (S)	5.400	11/01/20	595,000	670,194
Georgia-Pacific LLC	7.250	06/01/28	80,000	97,380
International Paper Company	7.950	06/15/18	360,000	451,359
International Paper Company	9.375	05/15/19	255,000	335,976

Telecommunication Services 2.3%				4,824,020

Diversified Telecommunication Services 1.9%
BellSouth Corp.	6.550	06/15/34	250,000	294,380
BellSouth Telecommunications, Inc.	6.300	12/15/15	230,309	245,220
CenturyLink, Inc.	6.450	06/15/21	190,000	201,105
CenturyLink, Inc.	7.600	09/15/39	190,000	194,547
Crown Castle Towers LLC (S)	4.883	08/15/20	530,000	554,500
Crown Castle Towers LLC (S)	6.113	01/15/20	420,000	472,781

6

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

GTP Acquisition Partners I LLC (S)	4.347	06/15/16	520,000	$521,362
GTP Towers Issuer LLC (S)	4.436	02/15/15	305,000	304,735
Qwest Communications International, Inc.	8.000	10/01/15	220,000	236,159
Telecom Italia Capital SA	6.999	06/04/18	250,000	257,500
Telecom Italia Capital SA	7.200	07/18/36	220,000	202,400
Telecom Italia Capital SA	7.721	06/04/38	24,000	22,680
Telefonica Emisiones SAU	2.582	04/26/13	500,000	499,886

Wireless Telecommunication Services 0.4%
America Movil SAB de CV	5.000	03/30/20	455,000	516,605
SBA Tower Trust (S)	5.101	04/15/17	280,000	300,160

Utilities 2.4%				5,029,033

Electric Utilities 1.2%
Beaver Valley II Funding	9.000	06/01/17	546,000	570,106
Comision Federal de Electricidad (S)	4.875	05/26/21	195,000	205,481
Commonwealth Edison Company	5.800	03/15/18	330,000	391,151
FPL Energy National Wind LLC (S)	5.608	03/10/24	155,875	160,804
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	400,000	413,053
ITC Holdings Corp. (S)	5.500	01/15/20	285,000	321,131
PNPP II Funding Corp.	9.120	05/30/16	107,000	114,386
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	220,000	222,737
W3A Funding Corp.	8.090	01/02/17	175,377	173,662

Independent Power Producers & Energy Traders 0.4%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	380,000	410,789
Exelon Generation Company LLC	6.250	10/01/39	380,000	464,069

Multi-Utilities 0.8%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	550,000	545,903
NiSource Finance Corp.	5.400	07/15/14	400,000	436,136
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	585,000	599,625

Convertible Bonds 0.4%				$841,406

(Cost $375,000)

Industrials 0.4%				841,406

Machinery 0.4%
Ingersoll-Rand Global Holding Company, Ltd.	4.500	04/15/12	375,000	841,406

Municipal Bonds 1.0%				$2,136,611

(Cost $1,851,034)

State of California	7.600	11/01/40	170,000	225,741
State of Illinois	5.100	06/01/33	195,000	187,340
University Of Texas	4.794	08/15/46	1,500,000	1,723,530

7

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Collateralized Mortgage Obligations 14.0%				$29,029,993

(Cost $30,836,355)

Commercial & Residential 10.4%				21,572,470

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	474,408
Series 2007-1A, Class D	5.957	04/15/37	420,000	445,296
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07/10/45	1,500,000	1,648,772
Series 2006-2, Class AM (P)	5.767	05/10/45	355,000	384,992
Series 2006-4, Class AM	5.675	07/10/46	675,000	704,605
Series 2006-3, Class A4 (P)	5.889	07/10/44	620,000	698,109
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.594	01/25/35	445,299	372,581
Bear Stearns Commercial Mortgage Securities, Inc. (S)
Series 2006-PW14, Class D	5.412	12/11/38	320,000	82,451
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.226	07/15/44	185,000	140,116
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.813	12/10/49	820,000	948,036
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09/20/46	5,582,122	354,554
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.331	12/25/34	753,086	84,684
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.170	08/19/34	492,038	453,001
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07/10/38	530,000	554,977
Series 2007-GG9, Class C (P)	5.554	03/10/39	230,000	62,733
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.690	09/25/35	459,270	412,396
Series 2004-9, Class B1 (P)	3.102	08/25/34	297,056	124,764
Series 2006-AR1, Class 3A1 (P)	5.022	01/25/36	487,787	424,034
Harborview Mortgage Loan Trust(P)
Series 2005-11, Class X IO	2.033	08/19/45	1,857,248	93,680
Series 2005-2, Class IX IO	2.167	05/19/35	8,875,240	491,739
Series 2005-8, Class 1X IO	2.136	09/19/35	2,267,924	112,211
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	200,230	17,070
Series 2005-AR18, Class 1X IO	2.056	10/25/36	4,588,537	296,741
Series 2005-AR18, Class 2X IO	1.722	10/25/36	6,098,616	288,830
Series 2005-AR5, Class B1 (P)	2.613	05/25/35	122,020	890
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM	5.248	12/15/44	930,000	999,745
Series 2006-LDP7, Class AM (P)	5.871	04/15/45	515,000	560,724
Series 2007-CB18, Class A4	5.440	06/12/47	725,000	815,081
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	1,059,351
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	765,000	814,900
Series 2007-C1, Class AM	5.455	02/15/40	510,000	532,157
Series 2006-C4, Class A4 (P)	5.874	06/15/38	620,000	710,925
Series 2007-C2, Class A3	5.430	02/15/40	770,000	855,733

8

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Merrill Lynch
Series 2006-2, Class A4 (P)	5.902	06/12/46	735,000	$836,251
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.459	10/25/36	481,174	431,378
Series 2007-3, Class M1 (P)	5.355	09/25/37	131,690	69,559
Series 2007-3, Class M2 (P)	5.355	09/25/37	50,670	5,401
Series 2007-3, Class M3 (P)	5.355	09/25/37	33,858	1,684
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	730,000	804,405
Series 2008-HQ8, Class AM (P)	5.468	03/12/44	705,000	743,709
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.703	05/25/35	194,381	27,870
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.771	03/25/33	228,023	153,452
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.791	03/25/44	518,939	473,834
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.336	11/25/34	7,129,447	340,614
Series 2005-AR1, Class X IO	1.436	01/25/45	11,128,231	495,933
Series 2005-AR19, Class B1 (P)	0.944	12/25/45	279,800	37,347
Series 2005-AR4, Class B1 (P)	2.566	04/25/35	909,266	161,900
Series 2005-AR8, Class X IO	1.571	07/25/45	9,363,115	461,588
Series 2005-AR13, Class B1 (P)	0.844	10/25/45	481,720	66,987
Series 2005-AR6, Class B1 (P)	0.844	04/25/45	539,713	62,443
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	3.690	04/25/35	368,477	328,911
Series 2006-AR15, Class A3 (P)	5.300	10/25/36	297,831	48,918

U.S. Government Agency 3.6%				7,457,523

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	356,016	52,227
Series 3623, Class LI IO	4.500	01/15/25	326,643	28,265
Series 3630, Class BI IO	4.000	05/15/27	214,566	10,299
Series 3794, Class PI IO	4.500	02/15/38	648,873	71,930
Series 3833, Class LI IO	1.861	10/15/40	3,013,839	158,161
Series 3956, Class DJ	3.250	10/15/36	1,867,861	1,921,661
Federal National Mortgage Association
Series 20011-146, Class MA	3.500	08/25/41	1,030,120	1,075,588
Series 2009-109, Class IW IO	4.500	04/25/38	525,835	53,128
Series 2009-50, Class GI IO	5.000	05/25/39	931,873	108,299
Series 2009-78, Class IB IO	5.000	06/25/39	1,262,373	157,003
Series 2010-14, Class AI IO	4.000	08/25/27	627,902	30,479
Series 2010-3, Class LI IO	5.000	02/25/25	4,509,030	399,906
Series 2010-36, Class BI IO	4.000	03/25/28	632,361	37,924
Series 2010-68, Class CI IO	5.000	11/25/38	807,418	95,443
Series 2012-19, Class JA	3.500	03/25/41	1,590,000	1,691,363
Series 3908, Class PA	4.000	06/15/39	609,122	654,851
Series 398, Class C3 IO	4.500	05/25/39	703,254	86,639
Series 401, Class C2 IO	4.500	06/25/39	471,596	49,947
Series 402, Class 3 IO	4.000	11/25/39	597,677	74,124
Series 402, Class 4 IO	4.000	10/25/39	1,031,755	109,778
Series 402, Class 7 IO	4.500	11/25/39	946,670	113,804
Series 407, Class 15 IO	5.000	01/25/40	830,444	101,192
Series 407, Class 16 IO	5.000	01/25/40	196,585	22,960

9

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 407, Class 17 IO	5.000	01/25/40	173,516	$21,119
Series 407, Class 21 IO	5.000	01/25/39	705,567	84,789
Series 407, Class 7 IO	5.000	03/25/41	582,930	112,229
Series 407, Class 8 IO	5.000	03/25/41	274,113	36,363
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,040,024	98,052

Asset Backed Securities 3.6%				$7,471,648

(Cost $7,730,067)

Asset Backed Securities 3.6%				7,471,648

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.604	09/25/34	261,331	235,126
Ameriquest Mortgage Securities, Inc. (P)
Series 2005-R1, Class M1	0.694	03/25/35	370,000	332,035
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.664	03/25/35	297,046	234,457
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.594	02/28/41	221,880	193,035
Bravo Mortgage Asset Trust (P)(S)
Series 2006-1A, Class A2	0.484	07/25/36	380,892	308,172
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.694	05/25/35	260,000	231,889
Series 2006-NC4, Class A5 (P)	0.304	10/25/36	86,585	68,257
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.394	10/25/36	372,902	347,368
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.684	04/25/36	457,224	401,203
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	500,000	500,938
FUEL Trust (S)
Series 2011-1	4.207	04/15/16	475,000	487,337
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.724	11/25/35	355,000	279,742
Leaf Capital Funding SPE A LLC(P)(S)
Series 2010-A, Class C	7.246	12/15/20	194,269	194,269
Series 2010-A, Class D	10.246	12/15/20	144,642	144,642
Leaf II Receivables Funding LLC (P)(S)
Series 2011-1, Class A	1.700	12/20/18	160,807	158,073
Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.944	08/25/37	348,604	304,209
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.614	09/25/36	415,000	361,130
Series 2005-WMC1, Class M1 (P)	0.994	09/25/35	152,899	146,175
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.694	03/25/35	240,000	168,623
Series 2005-3, Class M1 (P)	0.724	07/25/35	195,000	170,833
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.324	03/25/35	480,000	429,376
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.874	02/25/35	550,000	445,168
Series 2005-WCH1, Class M2 (P)	0.764	01/25/36	620,000	563,149
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	58,223	56,218
Series 2005-2, Class AF4	4.934	08/25/35	420,000	327,988

10

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	366,563	$382,236

Foreign Government Obligations 0.1%				$227,132

(Cost $219,100)

South Korea 0.1%				227,132

Korea Development Bank	4.000	09/09/16	220,000	227,132

Capital Preferred Securities 1.5%				$3,152,256

(Cost $3,129,591)

Financials 1.5%				3,152,256

Capital Markets 0.5%
State Street Capital Trust III (P)(Q)	5.536	12/15/11	565,000	566,537
State Street Capital Trust IV	1.546	06/15/37	695,000	490,638

Commercial Banks 0.6%
Allfirst Preferred Capital Trust (P)	2.072	07/15/29	205,000	153,814
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	495,000	491,288
PNC Financial Services Group, Inc. (P)(Q)	6.750	08/01/21	135,000	142,386
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (S)	8.700	03/15/13	530,000	547,087

Insurance 0.4%
Aon Corp.	8.205	01/01/27	205,000	239,606
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	250,000	307,500
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	220,000	213,400

		Maturity	Par value
	Yield	date		Value

Short-Term Investments 0.2%				$385,000

(Cost $385,000)

Repurchase Agreement 0.2%				385,000

Repurchase Agreement with State Street Corp. dated 02-29-12 at
0.010% to be repurchased at $385,000 on 03-1-12, collateralized by
$395,000 Federal Home Loan Mortgage Corp., 0.600% due 09-27-
13 (valued at $395,988, including interest)			385,000	385,000

Total investments (Cost $197,892,355)† 97.9%				$202,563,310

Other assets and liabilities, net 2.1%				$4,295,404

Total net assets 100.0%				$206,858,714

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Notes to Portfolio of Investments

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

11

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At February 29, 2012, the aggregate cost of investment securities for federal income tax purposes was $198,286,719. Net unrealized depreciation aggregated $4,276,591, of which $9,910,590 related to appreciated investment securities and $5,633,999 related to depreciated investment securities.

12

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/29/12	Price	Inputs	Inputs
U.S. Government	$23,852,145	—	$23,852,145	—
U.S. Government Agency	62,332,015		62,332,015
Corporate Bonds	73,135,104	—	73,135,104	—
Convertible Bonds	841,406	—	841,406	—
Municipal Bonds	2,136,611	—	2,136,611	—
Collateralized Mortgage Obligations	29,029,993	—	29,029,993	—
Asset Backed Securities	7,471,648	—	7,132,737	$338,911
Foreign Government Obligations	227,132	—	227,132	—
Capital Preferred Securities	3,152,256	—	3,152,256	—
Short-Term Investments	385,000	—	385,000	—
Total investments in Securities	$202,563,310	—	$202,224,399	$338,911
Other Financial Instruments
Futures	$(6,209)	$(6,209)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 and Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can

13

Investment Grade Bond Fund
As of 2-29-12 (Unaudited)

be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended February 29, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012, the Fund held futures contracts with absolute notional values ranging from $1.8 million to 5.7 million, as measured at each quarter end.

					Unrealized
	Number of				Appreciation
Open Contracts	Contracts	Position	Expiration Date	Notional Value	(Depreciation)

U.S. Treasury 30-Year Bond Futures	6	Long	Jun 2012	$849,938	($5,326)
Ultra Long U.S. Treasury Bond Futures	7	Long	Jun 2012	1,100,750	(8,879)
U.S. Treasury 10-Year Note Futures	13	Short	Jun 2012	(1,702,391)	5,041
U.S. Treasury 5-Year Note Futures	16	Short	Jun 2012	(1,970,750)	2,955
					($6,209)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund(s) at February 29, 2012 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
Risk	Location	Fair Value	Fair Value

Interest rate contracts	Futures	7,996	($14,205)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/12
4/12

John Hancock
MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

Government Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 80.9%				$294,606,914

(Cost $287,718,861)

U.S. Government 12.4%				45,204,455

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04/15/29	$1,613,122	2,552,640
U.S. Treasury
Bond	3.125	11/15/41	790,000	794,567
Bond	3.500	02/15/39	3,000,000	3,257,814
Bond	4.375	05/15/40	10,000,000	12,550,000
Note	2.000	02/15/22	12,745,000	12,766,909
Note	2.625	08/15/20	11,000,000	11,807,818
U.S. Treasury Strips, PO	2.911	11/15/30	2,625,000	1,474,707

U.S. Government Agency 68.5%				249,402,459

Federal Agricultural Mortgage Corp.
Gtd. Note Trust 2007-1 (S)	5.125	04/19/17	8,610,000	9,988,289
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	5.500	10/01/19	468,848	514,088
30 Yr Pass Thru (P)	2.393	09/01/41	24,036,564	24,799,563
30 Yr Pass Thru	4.000	01/01/40	49,928	52,377
30 Yr Pass Thru	4.000	08/01/40	8,897,721	9,334,162
Federal National Mortgage Association
15 Yr Pass Thru	3.000	TBA	8,550,000	8,873,405
30 Yr Pass Thru	4.000	10/01/41	4,907,709	5,204,606
30 Yr Pass Thru	4.000	11/01/41	4,971,365	5,243,372
30 Yr Pass Thru	4.500	06/01/41	13,429,768	14,412,702
30 Yr Pass Thru	4.500	07/01/41	9,591,379	10,293,378
30 Yr Pass Thru	5.000	09/01/40	9,790,287	10,566,750
30 Yr Pass Thru	5.000	04/01/41	933,859	1,032,437
30 Yr Pass Thru	5.000	05/01/41	25,317,646	27,341,402
30 Yr Pass Thru	6.000	05/01/37	2,735,158	3,013,095
30 Yr Pass Thru	6.000	06/01/40	8,713,005	9,573,884
30 Yr Pass Thru	6.500	06/01/39	2,288,028	2,567,707
30 Yr Pass Thru (P)	3.542	07/01/39	1,828,347	1,899,386
30 Yr Pass Thru	4.000	TBA	7,005,000	7,372,407
30 Yr Pass Thru	4.000	12/01/40	11,072,299	11,804,412
30 Yr Pass Thru	4.000	02/01/41	4,130,133	4,368,374
30 Yr Pass Thru	4.000	09/01/41	5,851,769	6,189,320
30 Yr Pass Thru	4.000	09/01/41	7,084,802	7,553,257
30 Yr Pass Thru	4.000	09/01/41	2,920,469	3,113,573
30 Yr Pass Thru	4.000	12/01/41	4,310,830	4,564,209
30 Yr Pass Thru (P)	4.274	05/01/34	3,896,526	4,084,749
30 Yr Pass Thru	4.500	01/01/42	10,517,533	11,307,039
30 Yr Pass Thru	4.500	02/01/42	8,450,000	9,014,150
30 Yr Pass Thru (P)	4.952	04/01/48	522,964	562,811
30 Yr Pass Thru	5.000	11/01/33	5,502,506	5,943,207
30 Yr Pass Thru	5.000	09/01/40	3,302,725	3,564,663
30 Yr Pass Thru	5.000	10/01/40	4,617,774	5,105,224
30 Yr Pass Thru	5.500	09/01/34	4,783,784	5,225,683
30 Yr Pass Thru	5.500	06/01/37	4,367,179	4,763,770
30 Yr Pass Thru	5.500	08/01/37	6,064,086	6,626,147
30 Yr Pass Thru	6.000	01/01/36	3,180,528	3,514,655
Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	13,804	14,206

1

Government Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.5%				$1,764,716

(Cost $1,133,748)

Telecommunication Services 0.5%				1,764,716

Diversified Telecommunication Services 0.5%				1,764,716

Crown Castle Towers LLC (S)	6.113	01/15/20	$760,000	855,508
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	909,208

Collateralized Mortgage Obligations 14.5%				$52,664,398

(Cost $50,800,189)

Commercial & Residential 8.2%				29,741,213

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,439,036
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.813	12/10/49	2,245,000	2,595,539
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.179	08/19/34	1,173,861	1,080,730
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.664	09/25/35	1,175,357	1,055,398
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.130	08/19/45	5,350,876	269,898
Series 2005-2, Class IX IO	2.297	05/19/35	20,703,692	1,147,103
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.083	10/25/36	14,510,438	938,390
Series 2005-AR18, Class 2X IO	1.747	10/25/36	14,350,484	679,639
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.871	04/15/45	1,435,000	1,562,405
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,248,498
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,770,000	1,885,455
Series 2006-C4, Class A4 (P)	5.866	06/15/38	1,720,000	1,972,245
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,361,602
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.485	10/25/36	1,216,109	1,090,256
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,231,396
Series 2008-HQ8, Class AM (P)	5.467	03/12/44	1,645,000	1,735,322
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.864	03/25/44	1,192,480	1,088,832
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.417	11/25/34	17,486,085	835,408
Series 2005-AR1, Class X IO	1.509	01/25/45	28,074,129	1,251,132
Series 2005-AR2, Class X IO	1.509	01/25/45	19,162,285	935,120
Series 2005-AR13, Class B1 (P)	0.842	10/25/45	1,461,770	203,269
Series 2005-AR6, Class B1 (P)	0.842	04/25/45	1,608,417	186,087
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.742	04/25/35	1,062,548	948,453

U.S. Government Agency 6.3%				22,923,185

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	964,574	141,501
Series 3623, Class LI IO	4.500	01/15/25	963,584	83,382
Series 3630, Class BI IO	4.000	05/15/27	625,565	30,028

2

Government Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 3699, Class MI IO	4.500	01/15/38	$2,758,041	$373,402
Series 3747, Class HI IO	4.500	07/15/37	6,255,873	845,211
Series 3794, Class PI IO	4.500	02/15/38	1,516,845	168,148
Series 3833, Class LI IO	1.908	10/15/40	7,215,867	378,677
Series 4008, Class Z	4.000	02/15/42	615,996	609,805
Series K706, Class X1 IO	1.595	10/25/18	9,960,000	866,719
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	2,982,879	3,313,849
Series 20011-146, Class MA	3.500	08/25/41	1,848,302	1,929,883
Series 2009-109, Class IW IO	4.500	04/25/38	1,412,478	142,712
Series 2009-47, Class EI IO	5.000	08/25/19	1,296,274	122,549
Series 2009-50, Class GI IO	5.000	05/25/39	2,626,736	305,270
Series 2009-78, Class IB IO	5.000	06/25/39	3,351,942	416,885
Series 2010-14, Class AI IO	4.000	08/25/27	1,753,388	85,111
Series 2010-25, Class NI IO	5.000	03/25/25	4,603,806	428,970
Series 2010-3, Class LI IO	5.000	02/25/25	12,309,732	1,091,750
Series 2010-36, Class BI IO	4.000	03/25/28	1,849,581	110,923
Series 2010-68, Class CI IO	5.000	11/25/38	1,909,165	225,679
Series 2012-19, Class JA	3.500	03/25/41	2,770,000	2,946,588
Series 3908, Class PA	4.000	06/15/39	1,078,750	1,159,739
Series 398, Class C3 IO	4.500	05/25/39	1,985,318	244,585
Series 401, Class C2 IO	4.500	06/25/39	1,361,282	144,175
Series 402, Class 3 IO	4.000	11/25/39	1,687,558	209,290
Series 402, Class 4 IO	4.000	10/25/39	2,914,280	310,076
Series 402, Class 7 IO	4.500	11/25/39	2,464,723	296,296
Series 407, Class 15 IO	5.000	01/25/40	1,840,326	224,248
Series 407, Class 16 IO	5.000	01/25/40	439,426	51,323
Series 407, Class 17 IO	5.000	01/25/40	388,004	47,225
Series 407, Class 21 IO	5.000	01/25/39	1,580,779	189,965
Series 407, Class 7 IO	5.000	03/25/41	1,398,122	269,174
Series 407, Class 8 IO	5.000	03/25/41	655,084	86,902
Government National Mortgage Association
Series 2009-45, Class DA	4.500	06/20/39	4,449,524	4,835,476
Series 2010-78, Class AI IO	4.500	04/20/39	2,520,928	237,669

Asset Backed Securities 2.6%				$9,674,093

(Cost $9,628,473)

Asset Backed Securities 2.6%				9,674,093

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.602	09/25/34	629,087	566,005
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.662	03/25/35	665,958	525,637
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.591	02/28/41	625,299	544,007
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.482	07/25/36	868,433	702,632
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.692	05/25/35	615,000	548,506
Series 2006-NC4, Class A5 (P)	0.302	10/25/36	284,326	224,140
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.422	06/25/36	1,221,452	988,352
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	1,600,000	1,603,000

3

Government Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.722	11/25/35	$645,000	$508,265
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.692	03/25/35	547,000	384,319
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.322	03/25/35	1,155,000	1,033,187
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.872	02/25/35	1,170,000	946,994
Series 2005-WCH1, Class M2 (P)	0.762	01/25/36	1,210,000	1,099,049

			Par value
				Value

Short-Term Investments 2.6%				9,421,000

(Cost $9,421,000)

Repurchase Agreement 2.6%				9,421,000

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $9,421,003 on 3-01-12,
collateralized by $6,880,000 Federal National Mortgage
Association, 6.250% due 5-15-29 (valued at $9,614,800,
including interest)			9,421,000	9,421,000

Total investments (Cost $358,702,271)† 101.1%				$368,131,121

Other assets and liabilities, net (1.1%)				($3,878,009)

Total net assets 100.0%				$364,253,112

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Notes to Portfolio of Investments

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $359,741,735. Net unrealized appreciation aggregated $8,389,386, of which $13,958,956 related to appreciated investment securities and $5,569,570 related to depreciated investment securities.

4

John Hancock Government Income Fund
As of February 29, 2012 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 2 under the hierarchy described above except for futures, which are categorized as Level 1. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1 or Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund

5

may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended February 29, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012, the Fund held futures contracts with absolute notional values ranging from $13.9 million to $25.8 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 10-Year Note Futures	39	Short	Jun 2012	(5,107,172)	$15,124
U.S. Treasury 5-Year Note Futures	54	Short	Jun 2012	(6,651,281)	9,972
U.S. Treasury Ultra Long Bond Futures	35	Short	Jun 2012	(5,503,750)	44,198
U.S. Treasury 30-Year Bond Futures	60	Long	Jun 2012	8,499,375	(53,260)
					$16,034

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012, by risk category:

	Financial instruments		Liability Derivatives Fair
Risk	location	Asset Derivative Fair Value	Value

Interest rate contracts	Futures	$69,294	($53,260)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/12
4/12

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

High Yield Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 51.8%				$347,103,228

(Cost $390,276,768)

Consumer Discretionary 26.6%				178,030,227

Auto Components 4.6%
Allison Transmission, Inc. (S)	7.125	05/15/19	$3,911,000	4,028,319
American Axle & Manufacturing, Inc. (S)	9.250	01/15/17	2,185,000	2,447,200
Exide Technologies	8.625	02/01/18	16,261,000	12,642,928
Tenneco, Inc.	6.875	12/15/20	3,000,000	3,217,500
The Goodyear Tire & Rubber Company	7.000	05/15/22	880,000	894,300
The Goodyear Tire & Rubber Company	8.750	08/15/20	4,406,000	4,852,108
Tower Automotive Holdings USA LLC (S)	10.625	09/01/17	1,420,000	1,562,000
Visteon Corp.	6.750	04/15/19	1,136,000	1,147,360

Hotels, Restaurants & Leisure 11.5%
AMG Management (H)	--	11/01/15	5,878,773	3,821,202
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	14,325
Greektown Superholdings, Inc. (V)	13.000	07/01/15	15,688,000	17,217,580
Indianapolis Downs LLC & Capital Corp., PIK (H)(S)	15.500	11/01/13	726,488	36,324
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	11,391,000	10,024,080
Majestic Holdco LLC (H)(S)	12.500	10/15/11	10,000,000	0
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	1,470,000	603,729
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	41,605,000	2,080,250
MGM Mirage, Inc.	7.625	01/15/17	1,665,000	1,698,300
Mohegan Tribal Gaming Authority	6.125	02/15/13	15,655,000	13,306,750
Mohegan Tribal Gaming Authority	6.875	02/15/15	5,700,000	4,018,500
Mohegan Tribal Gaming Authority	7.125	08/15/14	15,425,000	10,874,625
Mohegan Tribal Gaming Authority	8.000	04/01/12	6,360,000	5,406,000
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	6,945,000	6,754,013
Waterford Gaming LLC (S)	8.625	09/15/14	1,689,366	845,802

Household Durables 2.1%
Beazer Homes USA, Inc.	9.125	06/15/18	2,555,000	2,203,688
Beazer Homes USA, Inc.	9.125	05/15/19	7,285,000	6,210,463
Desarrolladora Homex SAB De CV (S)	9.750	03/25/20	2,430,000	2,515,050
Standard Pacific Corp.	8.375	01/15/21	3,100,000	3,293,750

Media 7.2%
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09/10/14	9,855,000	9,960,079
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	9.750	06/21/18	12,025,000	12,955,079
CCO Holdings LLC	6.625	01/31/22	1,610,000	1,718,675
Clear Channel Communications, Inc., PIK	11.000	08/01/16	19,624,012	15,699,210
DISH DBS Corp.	7.875	09/01/19	1,400,000	1,645,000
WMG Acquisition Corp.	9.500	06/15/16	2,400,000	2,652,000
WMG Acquisition Corp. (S)	11.500	10/01/18	3,295,000	3,500,938

Textiles, Apparel & Luxury Goods 1.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	4,080,000	4,187,100
PVH Corp.	7.375	05/15/20	3,600,000	3,996,000

Consumer Staples 1.5%				10,190,000

Food & Staples Retailing 0.7%
Rite Aid Corp.	9.375	12/15/15	4,875,000	5,021,250

Household Products 0.8%
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	5,000,000	5,168,750

1

High Yield Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy 1.2%				$8,002,563

Oil, Gas & Consumable Fuels 1.2%
Linn Energy LLC (S)	6.250	11/01/19	$3,230,000	3,225,963
Peabody Energy Corp. (S)	6.250	11/15/21	4,560,000	4,776,600

Financials 2.4%				16,699,058

Commercial Banks 0.3%
Regions Bank/Birmingham AL	6.450	06/26/37	2,425,000	2,231,000

Diversified Financial Services 0.2%
Nationstar Mortgage	10.875	04/01/15	1,500,000	1,560,000

Real Estate Management & Development 1.9%
Realogy Corp.	11.500	04/15/17	1,420,000	1,299,300
Realogy Corp.	12.000	04/15/17	10,863,092	9,994,045
Realogy Corp.	13.375	04/15/18	2,315,000	1,614,713

Health Care 3.2%				21,214,371

Biotechnology 0.4%
Kinetic Concepts, Inc. (S)	10.500	11/01/18	2,435,000	2,532,400

Health Care Providers & Services 1.9%
Community Health Systems, Inc.	8.875	07/15/15	277,000	290,158
HCA, Inc.	8.500	04/15/19	7,695,000	8,618,400
LifePoint Hospitals, Inc.	6.625	10/01/20	145,000	155,875
National Mentor Holdings, Inc. (P) (S)	12.500	02/15/18	3,520,000	3,440,800

Pharmaceuticals 0.9%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,820,000	1,879,150
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	3,863,000	4,297,588

Industrials 4.4%				29,295,072

Aerospace & Defense 2.0%
Colt Defense LLC	8.750	11/15/17	13,990,000	9,583,150
Huntington Ingalls Industries, Inc.	7.125	03/15/21	3,275,000	3,508,344

Airlines 0.9%
KLM Royal Dutch Airlines NV (2.125% to 2/12/15, coupon
reset every 10 years by company) (CHF) (D)(Q)	2.125	02/12/15	1,680,000	586,802
US Airways 1998-1C Pass Through Trust	6.820	01/30/14	6,360,389	5,740,251

Road & Rail 1.3%
Swift Services Holdings, Inc.	10.000	11/15/18	5,140,000	5,621,875
Western Express, Inc. (S)	12.500	04/15/15	6,280,000	3,014,400

Trading Companies & Distributors 0.2%
UR Financing Escrow Corp. (S)	7.375	05/15/20	1,210,000	1,240,250

Information Technology 0.2%				1,611,225

Electronic Equipment, Instruments & Components 0.2%
CDW LLC	8.000	12/15/18	1,485,000	1,611,225

Materials 8.6%				57,723,449

Chemicals 3.7%
American Pacific Corp.	9.000	02/01/15	25,565,000	24,861,963

2

High Yield Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Containers & Packaging 1.0%
Ball Corp.	5.750	05/15/21	$4,535,000	$4,875,125
Solo Cup Company	8.500	02/15/14	1,623,000	1,594,598

Metals & Mining 3.7%
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	2,630,000	2,774,650
FMG Resources August 2006 Pty, Ltd. (S)	7.000	11/01/15	1,975,000	2,088,563
Rain CII Carbon LLC (S)	8.000	12/01/18	17,120,000	18,018,800
Thompson Creek Metals Company, Inc.	7.375	06/01/18	1,820,000	1,742,650

Paper & Forest Products 0.2%
Sappi Papier Holding GmbH (S)	7.500	06/15/32	2,155,000	1,767,100

Telecommunication Services 2.7%				17,851,313

Diversified Telecommunication Services 1.7%
Intelsat Jackson Holdings SA	11.250	06/15/16	3,000,000	3,172,500
Intelsat Luxembourg SA	11.250	02/04/17	8,090,000	8,342,813

Wireless Telecommunication Services 1.0%
Digicel, Ltd. (S)	7.000	02/15/20	1,150,000	1,161,500
Nextel Communications, Inc.	7.375	08/01/15	5,240,000	5,174,500

Utilities 1.0%				6,485,950

Independent Power Producers & Energy Traders 1.0%
NRG Energy, Inc.	7.625	05/15/19	2,000,000	1,980,000
NRG Energy, Inc.	7.875	05/15/21	4,540,000	4,505,950

Convertible Bonds 15.5%				$103,863,579

(Cost $88,235,250)

Consumer Discretionary 12.6%				84,466,353

Automobiles 3.7%
Ford Motor Company	4.250	11/15/16	15,550,000	24,724,500

Hotels, Restaurants & Leisure 0.4%
MGM Resorts International	4.250	04/15/15	2,464,000	2,642,640

Media 7.8%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	35,775,000	52,499,813

Multiline Retail 0.7%
Saks, Inc. (S)	7.500	12/01/13	2,080,000	4,599,400

Consumer Staples 0.2%				1,213,650

Tobacco 0.2%
Alliance One International, Inc.	5.500	07/15/14	1,240,000	1,213,650

Industrials 2.4%				16,066,188

Airlines 2.4%
United Continental Holdings, Inc.	6.000	10/15/29	4,465,000	11,106,688
US Airways Group, Inc.	7.250	05/15/14	2,800,000	4,959,500

Information Technology 0.3%				2,117,388

Internet Software & Services 0.3%
Equinix, Inc.	4.750	06/15/16	1,165,000	2,117,388

3

High Yield Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Term Loans (M) 4.4%				$29,140,770

(Cost $32,979,591)

Consumer Discretionary 2.2%				14,405,851

Hotels, Restaurants & Leisure 0.6%
Revel Entertainment LLC	9.000	02/17/17	$3,960,000	3,910,500

Media 1.6%
Clear Channel Communications, Inc.	3.894	01/28/16	7,373,476	6,047,570
The Star Tribune Company	8.000	09/28/14	1,240,579	1,128,927
The Star Tribune Company	8.000	09/29/14	1,102,737	1,014,518
Vertis, Inc.	11.750	12/31/15	6,356,788	2,304,336

Consumer Staples 0.4%				2,924,004

Food & Staples Retailing 0.4%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	2,911,389	2,924,004

Financials 1.8%				11,810,915

Diversified Financial Services 0.4%
Springleaf Finance Funding Company	5.500	05/10/17	3,000,000	2,727,501

Real Estate Investment Trusts 1.2%
iStar Financial, Inc.	7.000	06/30/14	7,895,000	7,852,564

Real Estate Management & Development 0.2%
Realogy Corp.	13.500	10/15/17	1,195,000	1,230,850

Collateralized Mortgage Obligations 0.4%				$2,779,719

(Cost $1,991,648)

Commercial & Residential 0.4%				2,779,719

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	144,351,251	902,195
Series 2007-4, Class ES IO	0.350	07/19/47	177,563,175	1,111,545
Series 2007-6, Class ES IO (S)	0.342	08/19/37	120,626,651	765,979

			Shares	Value

Common Stocks 8.5%				$57,139,146

(Cost $117,473,486)

Consumer Discretionary 4.3%				29,141,508

Auto Components 0.6%
Lear Corp.			94,653	4,279,262

Hotels, Restaurants & Leisure 0.3%
AMG Management (I)			1,632	0
Greektown Superholdings, Inc. (I)(V)			18,486	1,402,718
Trump Entertainment Resorts, Inc. (I)			382,151	764,302

Household Durables 0.2%
Beazer Homes USA, Inc. (I)			497,249	1,551,417

Media 3.2%
Canadian Satellite Radio Holdings, Inc. (I)			1,198,531	3,864,080
Canadian Satellite Radio Holdings, Inc., Class A (I)			506,171	1,631,902
Charter Communications, Inc., Class A (I)			220,802	14,001,055

4

High Yield Fund
As of 2-29-12 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Granite Broadcasting Corp. (I)	11,688	$2
The Star Tribune Company (I)	43,011	1,139,792
Vertis Holdings, Inc. (I)	357,027	506,978

Industrials 4.1%		27,273,622

Airlines 3.8%
Delta Air Lines, Inc. (I)	2,593,900	25,446,159
Global Aviation Holdings, Inc. (I)	87,000	0

Commercial Services & Supplies 0.3%
Kaiser Group Holdings, Inc. (I)	81,949	1,827,463

Machinery 0.0%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 0.1%		724,016

Chemicals 0.1%
Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	722,624

Paper & Forest Products 0.0%
AbitibiBowater, Inc. (I)	91	1,392

	Shares	Value

Preferred Securities 11.8%		$79,037,680

(Cost $86,881,539)

Consumer Discretionary 4.6%		31,006,304

Auto Components 0.8%
Dana Holding Corp., 4.000%	25,000	3,429,675
The Goodyear Tire & Rubber Company, 5.875%	35,415	1,653,172

Automobiles 1.4%
General Motors Company, Series B, 4.750%	228,673	9,762,050

Hotels, Restaurants & Leisure 1.8%
Greektown Superholdings, Inc., Series A (I)(V)	158,092	11,996,021

Household Durables 0.3%
Beazer Homes USA, Inc., 7.250%	62,786	965,649
Beazer Homes USA, Inc., 7.500%	62,786	1,127,637

Media 0.3%
Xanadoo Company, Series C (I)	345,350	2,072,100

Financials 3.0%		20,203,963

Diversified Financial Services 1.8%
Bank of America Corp., Series L, 7.250%	11,095	10,458,147
Citigroup, Inc., 7.500%	17,583	1,741,596

Real Estate Investment Trusts 1.2%
iStar Financial, Inc., Series F, 7.800%	229,165	4,301,427

5

High Yield Fund
As of 2-29-12 (Unaudited)

			Shares	Value
Financials (continued)

iStar Financial, Inc., Series G, 7.650%			199,182	$3,702,793

Industrials 4.2%				27,827,413

Airlines 4.0%
Continental Airlines Finance Trust II, 6.000%			793,102	26,321,073

Machinery 0.2%
Glasstech, Inc., Series A (I)			144	143,613
Glasstech, Inc., Series B (I)			4,475	1,362,727
Glasstech, Inc., Series C (I)			11	0

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$227,559

(Cost $0)

Consumer Discretionary 0.0%				55,646

Adelphia Communications Corp. (A) (I)	9.875	-	$5,985,000	37,107
Adelphia Communications Corp. (A) (I)	10.250	-	2,990,000	18,538
SuperMedia, Inc. (I)	8.000	11/15/16	68,145,000	1

Industrials 0.0%				0

US Airways Group, Inc. (A) (I)	-	06/01/12	606,056	0

Materials 0.0%				171,913

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	8,090,000	171,913

			Shares	Value

Warrants 2.6%				$17,064,039

(Cost $23,551,613)

Charter Communications, Inc., Class A (Expiration Date: 11/30/14; Strike Price:
$46.86) (I)			76,057	1,597,958
Charter Communications, Inc., Class A (Expiration Date: 11/30/14; Strike Price:
$51.28) (I)			5,586	99,543
Granite Broadcasting Corp., Class A (Expiration Date: 06/04/12; Strike Price: $32.37)
(I)			29,220	3
Greektown Superholdings, Inc. (A)(I)(V)			202,511	15,366,535
The Star Tribune Company (Expiration Date: 09/28/13; Strike Price $151.23) (I)			15,943	0

		Yield	Shares	Value

Securities Lending Collateral 0.0%				$46,372

(Cost $46,328)

John Hancock Collateral Investment Trust (W)		0.3743%(Y)	4,633	46,372

6

High Yield Fund
As of 2-29-12 (Unaudited)

	Par value^	Value

Short-Term Investments 0.9%		$5,608,041

(Cost $5,608,041)

Repurchase Agreement 0.9%		5,608,041

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $5,608,042 on 3-1-12, collateralized by $4,070,000 Federal National Mortgage Association, 6.250% due
5-15-29 (valued at $5,687,825, including interest) and $35,000 U.S.
Treasury Bills, 0.010% due 3-8-12 (valued at $34,998, including
interest)	$5,608,041	5,608,041

Total investments (Cost $747,044,264)† 95.9%		$642,010,133

Other assets and liabilities, net 4.1%		$27,637,693

Total net assets 100.0%		$669,647,826

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

CAD Canadian Dollar

CHF Swiss Franc

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Payment-in-kind

(A) Strike price and/or expiration/maturity date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-29-12.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $144,916,673 or 21.64% of the Fund's net assets as of 2-29-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to portfolio of investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $746,875,238. Net unrealized depreciation aggregated $104,865,105, of which $58,407,851 related to appreciated investment securities and $163,272,956 related to depreciated investment securities.

7

Notes to the Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund held securities that are valued on the basis of a price provided by a single pricing source, including broker dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the Fund. The percentage of single source only securities held by the Fund at February 29, 2012 amounted to 5.54% of net assets.

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/29/12	Price	Inputs	Inputs

Corporate Bonds	$347,103,228	—	$322,452,065	$24,651,163

Convertible Bonds	103,863,579	—	103,863,579	—

Term Loans	29,140,770	—	29,140,770	—

Collateralized Mortgage
Obligations	2,779,719	—	1,877,524	902,195

Common Stocks	57,139,146	$52,602,730	1,139,794	3,396,622

Preferred Securities	79,037,680	33,712,471	29,750,748	15,574,461

Escrow Certificates	227,559	—	227,559	—

Warrants	17,064,039	1,697,504	—	15,366,535

Securities Lending Collateral	46,372	46,372	—	—

Short-Term Investments	5,608,041	—	5,608,041	—

Total investments in Securities	$642,010,133	$88,059,077	$494,060,080	$59,890,976
Other Financial Instruments
Forward Foreign Currency Contracts	($673,711)	—	($673,711)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1.

8

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Warrants	Totals

Balance as of 5-31-11	$38,567,283	$1,043,055	$10,629,977	$8,017,257	-	$58,257,572

Realized gain (loss)	(23,900,286)	-	(14,662,654)	-	-	(38,562,940)
Change in unrealized
appreciation
(depreciation)	24,987,666	(27,710)	7,068,961	(4,287,608)	$178,210	27,919,519

Purchases	-	2,292	-	-	-	2,292

Sales	(15,004,500)	(115,442)	(942,925)	(12,088)	-	(16,074,955)

Transfer into Level 3	1,000	-	1,303,263	11,856,900	15,188,325	28,349,488
Transfer out of Level 3	-	-	-	-	-	-
Balance as of 2-29-12	$24,651,163	$902,195	$3,396,622	$15,574,461	$15,366,535	$59,890,976
Change in unrealized at
period end*	($1,622,141)	($27,710)	($7,970,863)	($4,289,614)	$178,210	($13,732,118)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

9

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $18.2 million to $33.1 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED BY			UNREALIZED
	COVERED BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
AUD	837,000	$886,132	TORONTO DOMINION BANK	3-28-12	$8,861
GBP	2,280,000	3,599,208	TORONTO DOMINION BANK	3-28-12	27,356
		$4,485,340			$36,217
SELLS
AUD	837,000	$865,161	BANK OF NOVA SCOTIA	3-28-12	($29,832)
CAD	24,557,229	24,234,426	BANK OF NOVA SCOTIA	3-28-12	(570,683)
GBP	2,280,000	3,517,151	TORONTO DOMINION BANK	3-28-12	(109,413)
		$28,616,738			($709,928)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

10

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Forward foreign	$36,217	($709,928)
contracts	currency contracts

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 29, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE/PAR	SHARE/PAR	REALIZED	INTEREST	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.- common
stock

Bought: none

Sold: none	18,486	18,486	-	-	$1,402,718

Greektown Superholdings, Inc.- corporate
bonds

Bought: none

Sold: $22,250,000	$37,938,000	$15,688,000	$2,059,555	$2,638,534	$17,217,580

Greektown Superholdings, Inc.- preferred
securities

Bought: none

Sold: none	158,092	158,092	-	-	$11,996,021

Greektown Superholdings, Inc.- warrants

Bought: none

Sold: none	202,511	202,511	-	-	$15,366,535

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 23, 2012